Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund, a series of AMG Funds II (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund – AMG Chicago Equity Partners Balanced Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.35%	0.45%	0.35%

Total Annual Fund Operating Expenses	1.20%	1.05%	0.95%

Fee Waiver and Expense Reimbursements[2]	(0.11)%	(0.11)%	(0.11)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.09%	0.94%	0.84%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.84% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$111	$370	$649	$1,445
Class I	$96	$323	$569	$1,273
Class Z	$86	$292	$515	$1,156

The third paragraph of the section under "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information of the Fund's Class N (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS II

AMG Managers High Yield Fund

AMG GW&K Enhanced Core Bond Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Managers High Yield Fund	Investor Class	Class N
AMG Managers High Yield Fund	Institutional Class	Class I

AMG GW&K Enhanced Core Bond Fund	Investor Class	Class N
AMG GW&K Enhanced Core Bond Fund	Service Class	Class S
AMG GW&K Enhanced Core Bond Fund	Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Managers High Yield Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.68%	0.68%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.49%	1.24%

Fee Waiver and Expense Reimbursements[3]	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.16%	0.91%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$439	$782	$1,751
Class I	$93	$361	$649	$1,471

The second paragraph of the section under "Summary of the Funds – AMG Managers High Yield Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class C	Class I
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%	None
Other Expenses[2]	0.32%	0.42%	0.32%	0.32%

Total Annual Fund Operating Expenses	1.02%	0.87%	1.77%	0.77%

Fee Waiver and Expense Reimbursements[3]	(0.18)%	(0.18)%	(0.18)%	(0.18)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.84%	0.69%	1.59%	0.59%

[1]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[2]	Expense information has been restated to reflect current fees.
[3]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$86	$307	$546	$1,232
Class S	$70	$260	$465	$1,056
Class C	$162	$540	$943	$2,069
Class I	$60	$228	$410	$937

The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$162	$540	$943	$2,069

The third paragraph of the section under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. The performance information for the Fund's Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS II

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Short Duration Government Fund will be changed to AMG Managers Amundi Short Duration Government Fund and shares of AMG Managers Short Duration Government Fund's sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Short Duration Government Fund will be superseded with references to AMG Managers Amundi Short Duration Government Fund and all references to AMG Managers Short Duration Government Fund's sole class will be superseded with references to Class S shares.

Effective as of October 1, 2016, the name of AMG Managers Intermediate Duration Government Fund will be changed to AMG Managers Amundi Intermediate Government Fund and shares of AMG Managers Intermediate Duration Government Fund's sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Intermediate Duration Government Fund will be superseded with references to AMG Managers Amundi Intermediate Government Fund and all references to AMG Managers Intermediate Duration Government Fund's sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds – AMG Managers Short Duration Government Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.39%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	0.80%

[1]	Expense information has been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990

The first paragraph of the section under "Summary of the Funds – AMG Managers Short Duration Government Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under "Summary of the Funds – AMG Managers Intermediate Duration Government Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.42%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waiver and Expense Reimbursements[3]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	0.94%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$96	$302	$525	$1,165

The first paragraph of the section under "Summary of the Funds – AMG Managers Intermediate Duration Government Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund's investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Chicago Equity Partners Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund, a series of AMG Funds II (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund – AMG Chicago Equity Partners Balanced Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.35%	0.45%	0.35%

Total Annual Fund Operating Expenses	1.20%	1.05%	0.95%

Fee Waiver and Expense Reimbursements[2]	(0.11)%	(0.11)%	(0.11)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.09%	0.94%	0.84%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.84% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$111	$370	$649	$1,445
Class I	$96	$323	$569	$1,273
Class Z	$86	$292	$515	$1,156

The third paragraph of the section under "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information of the Fund's Class N (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information of the Fund’s Class N (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information of the Fund’s Class N (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012.
AMG Chicago Equity Partners Balanced Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,445
AMG Chicago Equity Partners Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	$ 1,273
AMG Chicago Equity Partners Balanced Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,156
AMG Managers High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers High Yield Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Managers High Yield Fund	Investor Class	Class N
AMG Managers High Yield Fund	Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Managers High Yield Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.68%	0.68%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.49%	1.24%

Fee Waiver and Expense Reimbursements[3]	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.16%	0.91%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$439	$782	$1,751
Class I	$93	$361	$649	$1,471

The second paragraph of the section under "Summary of the Funds – AMG Managers High Yield Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012.
AMG Managers High Yield Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	$ 1,751
AMG Managers High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,471
AMG GW&K Enhanced Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name

AMG GW&K Enhanced Core Bond Fund	Investor Class	Class N
AMG GW&K Enhanced Core Bond Fund	Service Class	Class S
AMG GW&K Enhanced Core Bond Fund	Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class C	Class I
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%	None
Other Expenses[2]	0.32%	0.42%	0.32%	0.32%

Total Annual Fund Operating Expenses	1.02%	0.87%	1.77%	0.77%

Fee Waiver and Expense Reimbursements[3]	(0.18)%	(0.18)%	(0.18)%	(0.18)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.84%	0.69%	1.59%	0.59%

[1]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[2]	Expense information has been restated to reflect current fees.
[3]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$86	$307	$546	$1,232
Class S	$70	$260	$465	$1,056
Class C	$162	$540	$943	$2,069
Class I	$60	$228	$410	$937

The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$162	$540	$943	$2,069

The third paragraph of the section under "Summary of the Funds – AMG GW&K Enhanced Core Bond Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. The performance information for the Fund's Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. The performance information for the Fund’s Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. The performance information for the Fund’s Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005.
AMG GW&K Enhanced Core Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[5]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	546
10 Years	rr_ExpenseExampleYear10	$ 1,232
AMG GW&K Enhanced Core Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[5]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	$ 1,056
AMG GW&K Enhanced Core Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[5]
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,069
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,069
AMG GW&K Enhanced Core Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[5]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	$ 937
AMG Managers Amundi Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers Short Duration Government Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Short Duration Government Fund will be changed to AMG Managers Amundi Short Duration Government Fund and shares of AMG Managers Short Duration Government Fund's sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Short Duration Government Fund will be superseded with references to AMG Managers Amundi Short Duration Government Fund and all references to AMG Managers Short Duration Government Fund's sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds – AMG Managers Short Duration Government Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.39%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	0.80%

[1]	Expense information has been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990

The first paragraph of the section under "Summary of the Funds – AMG Managers Short Duration Government Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
AMG Managers Amundi Short Duration Government Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[7]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
AMG Managers Amundi Intermediate Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers Intermediate Duration Government Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Intermediate Duration Government Fund will be changed to AMG Managers Amundi Intermediate Government Fund and shares of AMG Managers Intermediate Duration Government Fund's sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Intermediate Duration Government Fund will be superseded with references to AMG Managers Amundi Intermediate Government Fund and all references to AMG Managers Intermediate Duration Government Fund's sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds – AMG Managers Intermediate Duration Government Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.42%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waiver and Expense Reimbursements[3]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	0.94%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]

AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$96	$302	$525	$1,165

The first paragraph of the section under "Summary of the Funds – AMG Managers Intermediate Duration Government Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund's investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund's investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund's investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
AMG Managers Amundi Intermediate Government Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[3],[8]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,165

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.84% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[5]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[6]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[8]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.